Financial risk management activities - Environmental obligations (Details) - Jun. 30, 2020 - Provision for decommissioning, restoration and rehabilitation costs
$ in Thousands, R in Millions, $ in Millions
	USD ($)	ZAR (R)	AUD ($)
South Africa
Disclosure of other provisions [line items]
Other investments | R		R 1,168
Bond guarantees issued by banks | R		549
Carrying value of liability | R		R 873
Australia
Disclosure of other provisions [line items]
Carrying value of liability			$ 144.3
Annual payment to trust fund			$ 6.8
Ghana | Iduapriem Site
Disclosure of other provisions [line items]
Bond guarantees issued by banks	$ 36,400
Carrying value of liability	51,500
Cash component of bond	10,200
Ghana | Obuasi Site
Disclosure of other provisions [line items]
Bond guarantees issued by banks	30,000
Carrying value of liability	197,600
Cash component of bond	$ 20,960